Income Tax - Current Tax Assets and Liabilities (Detail) $ in Millions, $ in Millions	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Major Components Of Tax Expense Income [Abstract]
Tax refund receivable (included in other current assets - other)	$ 5		$ 1
Income tax payable	$ 6,530	$ 235	$ 6,157